Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 09, 2015
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000081443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 09, 2015
Prospectus Date	rr_ProspectusDate	Mar. 04, 2015